Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Liabilities
Convertible preferred stock warrant liability		$ 1,464,877
Series B Warrant Liability [Member]
Liabilities
Convertible preferred stock warrant liability	17,438,731
Fair Value, Measurements, Recurring [Member] | Series B Warrant Liability [Member]
Liabilities
Convertible preferred stock warrant liability	17,438,731
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Convertible preferred stock warrant liability		1,464,877
Fair Value, Measurements, Recurring [Member] | Money market fund [Member]
Assets
Money market fund	7,891,888	1,256,752
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Money market fund [Member]
Assets
Money market fund	7,891,888	1,256,752
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Series B Warrant Liability [Member]
Liabilities
Convertible preferred stock warrant liability	17,438,731
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Convertible preferred stock warrant liability		$ 1,464,877